Aug. 31, 2020

SUPPLEMENT DATED DECEMBER 30, 2020

TO THE PROSPECTUS, AS SUPPLEMENTED TO DATE

DATED AUGUST 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Global Income Fund

Morningstar Unconstrained Allocation Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Trust’s Prospectus dated August 31, 2020, as supplemented to date, and should be read in conjunction with such Prospectus.

Clarification of Benchmark Descriptions

1.

To correct the description of the Morningstar Global Income Blended Index referenced in the “Average Annual Total Return” table in the Summary Section of the Prospectus for the Morningstar Global Income Fund, footnote 1 of such table is hereby removed and replaced with the following:

[1] The Morningstar Global Income Blended Index is composed of 75% Morningstar Global Markets NR Index and 25% Bloomberg Barclays Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in developed and emerging countries across the world. The Bloomberg Barclays Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to those who do not benefit from double taxation treaties. Investors should note that such indices do not reflect the deduction of fees, expenses or other taxes.

2.

To correct the description of the Morningstar Unconstrained Allocation Blended Index referenced in the “Average Annual Total Return” table in the Summary Section of the Prospectus for the Morningstar Unconstrained Allocation Fund, footnote 1 of such table is hereby removed and replaced with the following:

[1] The Morningstar Unconstrained Allocation Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Barclays Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in developed and emerging countries across the world. The Bloomberg Barclays Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to those who do not benefit from double taxation treaties. Investors should note that such indices do not reflect the deduction of fees, expenses or other taxes.